MINING INTERESTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	[1]	$ 264,689
Property, plant and equipment at end of period		207,412	$ 264,689	[1]
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		1,517,540	1,437,559
Additions		52,220	73,141
Right of use asset additions		599	2,631
Transfers		0	0
Change in rehabilitation provision estimate		2,215	4,830
Derecognized on sale of Prestea (Note 5)		(475,606)
Disposals and other		(301)	(621)
Property, plant and equipment at end of period		1,096,667	1,517,540
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(1,252,851)	(1,166,919)
Derecognized on sale of Prestea (Note 5)		392,958
Disposals and other		220	456
Depreciation and amortization		29,582	29,626
Impairment charges			56,762
Property, plant and equipment at end of period		(889,255)	(1,252,851)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		42,331
Property, plant and equipment at end of period		37,656	42,331
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		492,594	478,760
Additions		69	238
Right of use asset additions		599	2,631
Transfers		22,526	11,586
Change in rehabilitation provision estimate		0	0
Derecognized on sale of Prestea (Note 5)		(226,396)
Disposals and other		(301)	(621)
Property, plant and equipment at end of period		289,091	492,594
Plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(450,263)	(432,799)
Derecognized on sale of Prestea (Note 5)		210,594
Disposals and other		220	456
Depreciation and amortization		11,986	10,582
Impairment charges			7,338
Property, plant and equipment at end of period		(251,435)	(450,263)
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		204,097
Property, plant and equipment at end of period		166,070	204,097
Mining properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		1,006,685	930,230
Additions		0	288
Right of use asset additions		0	0
Transfers		39,602	71,337
Change in rehabilitation provision estimate		2,215	4,830
Derecognized on sale of Prestea (Note 5)		(244,612)
Disposals and other		0	0
Property, plant and equipment at end of period		803,890	1,006,685
Mining properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(802,588)	(734,120)
Derecognized on sale of Prestea (Note 5)		182,364
Disposals and other		0	0
Depreciation and amortization		17,596	19,044
Impairment charges			49,424
Property, plant and equipment at end of period		(637,820)	(802,588)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		18,261
Property, plant and equipment at end of period		3,686	18,261
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		18,261	28,569
Additions		52,151	72,615
Right of use asset additions		0	0
Transfers		(62,128)	(82,923)
Change in rehabilitation provision estimate		0	0
Derecognized on sale of Prestea (Note 5)		(4,598)
Disposals and other		0	0
Property, plant and equipment at end of period		3,686	18,261
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		0	0
Derecognized on sale of Prestea (Note 5)		0
Disposals and other		0	0
Depreciation and amortization		0	0
Impairment charges			0
Property, plant and equipment at end of period		$ 0	$ 0

[1]	Please refer to Note 28 for information on revised prior period comparatives.